Summary of Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Assets' Estimated Useful Lives	Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:
Computer equipment	3 years
Office furniture and equipment	5 years
R&D equipment and tools	5 years
Stands and moulds	4 and 10 years
Leasehold improvements	Term of lease
Vehicles	5 years
the estimated useful lives of the assets as follows:
Office premises	3 to 15 years
Other equipment	3 to 5 years

Schedule of Straight-Line Method Over the Assets’ Estimated Useful Lives

Amortization is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Patents	Life of the patent
Licenses	10 and 18 years
Software	3 years
Others	10 years
Development costs	Period of expected future sales from the related project(1)

(1)      Amortization of the asset begins when development is completed, and the asset is available for use.